Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
CAPITAL STOCK
3.	CAPITAL STOCK

During the nine months ended September 30, 2020, the Company issued 235,197,440 shares of common stock upon conversion of convertible promissory notes in the amount of $572,329, plus accrued interest of $61,115, and other fees of $4,750 at prices ranging from $0.00140 - $0.0285. The Company had no gain or loss upon conversion, since the conversions were made under the terms of the agreements.

During the nine months ended September 30, 2019, the Company issued 50,016,700 shares of common stock upon conversion of convertible promissory notes in the amount of $431,875, plus accrued interest of $53,083, with an aggregate fair value loss on conversion of $789,084 at prices ranging from $0.0192 - $0.0437.

3.	CAPITAL STOCK

Preferred Stock

On October 28, 2019, the Board of Directors granted 10,000,000 shares of preferred stock, par value $0.0001 per share, and authorized Series A Preferred stock consisting of one thousand (1,000) shares, which shall not be entitled to receive dividends paid on common stock, no liquidation preference, and no conversion rights. The Series A Preferred Stock will have voting rights for as long as the Series A Preferred Stock remains issued and outstanding, shall have the fifty-one percent (51%) majority voting power of the Company's shareholders.

The Series A Preferred Stock shall be automatically redeemed at par value without any required action by the Company or the holder, and shall be triggered by the following events:

(i)	A date forty-five (45) days after the effective date of the certificate of designation.

(ii)	On the date that Mr. Lee ceases for any reason, to serve as officer, director or consultant of the Company.

(iii)	On the date that the Company's shares of common stock first trade on any national securities exchange.

The Series A Preferred Stock automatically reverted back to the Company at par value on December 12, 2019. As of December 31, 2019, there were no Series A Preferred Stock outstanding.

Common Stock

On October 28, 2019, the Board of Directors deem it advisable and in the best interest of the Corporation to increase the authorized number of shares of common stock of the Corporation from 500,000,000 shares of common stock, par value $0.0001 per share to 3,000,000,000 shares of common stock, par value $0.0001 per share.

During the year ended December 31, 2019, the Company issued 73,273,212 shares of common stock upon conversion of convertible promissory notes in the amount of $587,628, plus accrued interest of $74,006, and other fees of $500 at prices ranging from $0.00495 - $0.0172.

During the year ended December 31, 2018, the Company issued 19,154,257 shares of common stock upon conversion of convertible promissory notes in the amount of $99,470, plus accrued interest of $36,153, with an aggregate fair value loss of $385,531 at prices ranging from $0.0157 - $0.048.